LDR Real Estate Value Opportunity Fund

Schedule of Investments

September 30, 2024 (unaudited)

		Shares	Value
74.71%	COMMON STOCK
15.51%	DIVERSIFIED/OTHER
	Alexander & Baldwin, Inc.	32,813	$630,010
	Howard Hughes Holdings, Inc.(A)	13,438	1,040,504
	Kennedy-Wilson Holdings, Inc.	83,182	919,161
	Seaport Entertainment Group(A)	1,493	40,938
			2,630,613
11.90% HEALTHCARE
Healthcare Realty Trust, Inc.	58,013	1,052,936
Healthpeak Properties, Inc.	42,143	963,810
		2,016,746
3.95%	INDUSTRIAL
	STAG Industrial, Inc. REIT	17,133	669,729
5.58%	MORTGAGE
	Starwood Property Trust, Inc. REIT	46,444	946,529
4.33%	OFFICE
	Brandywine Realty Trust REIT	135,089	734,884
15.92%	RESIDENTIAL
	Independence Realty Trust, Inc.	40,701	834,371
	UMH Properties, Inc.	48,002	944,199
	Veris Residential, Inc. REIT	51,544	920,576
			2,699,146
17.52%	RETAIL
	Brixmor Property Group, Inc. REIT	34,693	966,547
	Kite Realty Group Trust REIT	40,228	1,068,456
	Urban Edge Properties REIT	43,770	936,240
			2,971,243
74.71%	TOTAL COMMON STOCK		12,668,890

LDR Real Estate Value Opportunity Fund

Schedule of Investments

September 30, 2024 (unaudited)

		Shares	Value
10.71%	PREFERRED STOCK
0.61%	DIVERSIFIED/OTHER
	DigitalBridge Group, Inc., Series H, 7.500% 7.125%	4,013	$102,933
2.01%	MORTGAGE
	KKR Real Estate Finance Trust, Inc. 6.500%	16,066	341,081
5.12%	OFFICE
	SL Green Realty Corp. Series I 6.500%	10,181	249,638
	Vornado Realty Trust Series L 5.400%	21,949	413,080
	Vornado Realty Trust Series N 5.250%	11,435	205,030
			867,748
1.49%	RESIDENTIAL
	UMH Properties, Inc. Series D 6.375%	10,506	253,090
1.48%	RETAIL
	KIMCO REALTY CORP 7.250%	4,123	251,462
10.71%	TOTAL PREFERRED STOCK		1,816,314
9.36%	EXCHANGE TRADED FUND
9.36%	DIVERSIFIED/OTHER
	The Real Estate Select Sector SPDR Fun	35,528	1,587,036
9.36%	TOTAL EXCHANGE TRADED FUND		1,587,036
0.03%	RIGHTS OFFERING
	Seaport Entertainment Group Rights	1,493	4,404
	Expiring 10/10/2024
94.81%	TOTAL INVESTMENTS		$16,076,644
5.19%	Other assets net of liabilities		879,967
100.00%	NET ASSETS		$16,956,611

(A)Non-income producing

REIT - Real Estate Investment Trust.

LDR Real Estate Value Opportunity Fund

Schedule of Investments

September 30, 2024 (unaudited)

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurementsfor disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of September 30, 2024:

	Level 1		Level 2	Level 3
			Other	Significant
		Significant		Unobservable
	Quoted Prices	Observable Inputs		Inputs	Total
COMMON STOCK		$12,668,890			$12,668,890
PREFERRED STOCK		$1,816,314			$1,816,314
EXCHANGE TRADED FUND		$1,587,036			$1,587,036
RIGHTS OFFERING			$4,404		$4,404
TOTAL INVESTMENTS		$16,072,240			$16,076,644

The cost of investments for Federal income tax purposes has been estimated a/o September 30, 2024 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $12,859,435, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$3,633,810
Gross unrealized depreciation	(416,601)
Net unrealized appreciation	$3,217,209